Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium and capital reserves	Remeasurement of IAS 19	Treasury shares	Foreign currency translation reserve	Accumulated loss	Total	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 388,406	$ 1,296,194	$ 2,508	$ (1,509)	$ 583	$ (536,657)	$ 1,149,525	$ 767	$ 1,150,292
Investment of non-controlling party in subsidiary								671	671
Income (Loss) for the period						13,103	13,103	(550)	12,553
Other comprehensive income (loss) for the period			(1,060)		593		(467)	4	(463)
Exercise of warrants, options and vesting of RSUs	7,832	(7,832)
Repurchase of treasury shares				(23,259)			(23,259)		(23,259)
Share-based payment acquired		(1,780)					(1,780)		(1,780)
Share-based payments		11,542					11,542		11,542
Balance at Jun. 30, 2023	396,238	1,298,124	1,448	(24,768)	1,176	(523,554)	1,148,664	892	1,149,556
Balance at Dec. 31, 2022	388,406	1,296,194	2,508	(1,509)	583	(536,657)	1,149,525	767	1,150,292
Balance at Dec. 31, 2023	400,700	1,299,542	707	(97,896)	2,929	(591,207)	1,014,775	1,011	1,015,786
Investment of non-controlling party in subsidiary								118	118
Income (Loss) for the period						(78,743)	(78,743)	(480)	(79,223)
Other comprehensive income (loss) for the period			(1,433)		(1,677)		(3,110)	(31)	(3,141)
Exercise of warrants, options and vesting of RSUs	4,990	(4,990)
Repurchase of treasury shares				(69,755)			(69,755)		(69,755)
Share-based payment acquired		(363)					(363)		(363)
Share-based payments		6,833					6,833		6,833
Balance at Jun. 30, 2024	$ 405,690	$ 1,301,022	$ (726)	$ (167,651)	$ 1,252	$ (669,950)	$ 869,637	$ 618	$ 870,255